Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$376,443,402.69	0.8734186	$341,958,995.13	0.7934083	$34,484,407.56
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$645,603,402.69	0.4294975	$611,118,995.13	0.4065562	$34,484,407.56

Weighted Avg. Coupon (WAC)	3.45%		3.46%
Weighted Avg. Remaining Maturity (WARM)	37.24		36.38
Pool Receivables Balance	$680,480,000.01		$645,284,621.92
Remaining Number of Receivables	56,996		55,731

Adjusted Pool Balance	$668,321,378.68		$633,836,971.12

III. COLLECTIONS

Principal:
Principal Collections	$34,255,871.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$738,952.51
Total Principal Collections	$34,994,823.54

Interest:
Interest Collections	$1,864,084.55
Late Fees & Other Charges	$58,274.80
Interest on Repurchase Principal	$-
Total Interest Collections	$1,922,359.35

Collection Account Interest	$1,601.40
Reserve Account Interest	$201.06
Servicer Advances	$-

Total Collections	$36,918,985.35

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$36,918,985.35
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,918,985.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$567,066.67		$567,066.67	$567,066.67
Collection Account Interest					$1,601.40
Late Fees & Other Charges					$58,274.80
Total due to Servicer					$626,942.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$222,729.01		$222,729.01
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$363,868.09		$363,868.09	$363,868.09

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$35,768,114.22

9. Regular Principal Distribution Amount:					$34,484,407.56

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$34,484,407.56
Class A-4 Notes		$-
Class A Notes Total:	$34,484,407.56	$34,484,407.56
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$34,484,407.56	$34,484,407.56

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,283,706.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,158,621.33
Beginning Period Amount	$12,158,621.33
Current Period Amortization	$710,970.53
Ending Period Required Amount	$11,447,650.80
Ending Period Amount	$11,447,650.80
Next Distribution Date Amount	$10,763,762.79

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.40%	3.58%	3.58%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.78%	55,049	98.41%	$634,995,361.39
30 - 60 Days	1.01%	564	1.32%	$8,529,271.11
61 - 90 Days	0.17%	97	0.24%	$1,527,390.74
91 + Days	0.04%	21	0.04%	$232,598.68
		55,731		$645,284,621.92
Total
Delinquent Receivables 61 + days past due	0.21%	118	0.27%	$1,759,989.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	156	0.34%	$2,320,427.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	198	0.43%	$3,082,974.25
Three-Month Average Delinquency Ratio	0.28%		0.35%

Repossession in Current Period		47		$708,590.79
Repossession Inventory		109		$489,375.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$939,507.06
Recoveries				$(738,952.51)
Net Charge-offs for Current Period				$200,554.55

Beginning Pool Balance for Current Period				$680,480,000.01

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.69%
Three-Month Average Net Loss Ratio for Current Period				0.54%

Cumulative Net Losses for All Periods				$12,166,064.70
Cumulative Net Losses as a % of Initial Pool Balance				0.79%

Principal Balance of Extensions				$2,214,014.05
Number of Extensions				133